Income Taxes - Summary of Reconciliation of Income Tax Expense (Benefit) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income attributable to common shareholders before income taxes	$ (26,148,454)	$ 13,163,526
Expense (recovery) of income taxes at the Canadian tax rate of 26.5% (2019– 26.5%)	(6,929,340)	3,488,334
Increase (decrease) in income taxes resulting from
Stock-based compensation	396,528	942,013
State franchise tax, net of federal benefit	212,684	219,538
US tax rate differential	603,264	(400,948)
Return to provision adjustment	345,299	1,389,866
Other	(205,656)	(164,747)
Valuation allowance	(173,849)	(1,738,508)
Income tax expense (benefit)	(5,751,070)	3,735,548
U.S. State current tax expense (benefit)	(320,815)	1,643,043
U.S. Federal deferred tax expense (benefit)	(4,433,785)	2,688,571
U.S. State deferred tax expense (benefit)	(996,470)	(596,066)
Total Income Tax Expense Benefit	$ (5,751,070)	$ 3,735,548